UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	January 1, 2013 — June 30, 2013

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|13

Semiannual report

Putnam VT American Government Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Fellow Shareholder:

Stock markets around the world have exhibited volatility recently, as the U.S. Federal Reserve indicated that it may begin to reduce its quantitative easing program later this year if current positive trends continue. With this news, long-term interest rates jumped from historic lows and stocks fell, with the U.S. equity market in June posting a monthly loss for the first time this year. International markets, facing a range of issues, also declined.

While the Fed’s announcement initially made investors skittish, we are encouraged that the central bank is seeing steady economic growth and low inflation. These conditions have helped lift equity market averages to near all-time highs, and a continuation of current trends could be supportive for investments. The Fed has said that any tapering will be done in a way that does not threaten the economic recovery.

We believe Putnam’s fundamentally oriented investment approaches are well suited for today’s market environment. By conducting in-depth company and industry research, and through astute analysis of key market and policy-related risks, Putnam’s portfolio managers and research analysts are committed to finding the most attractive opportunities for investors. Integrating new thinking into time-tested strategies may prove particularly beneficial as the economy moves into the next stage of the current recovery.

We believe that, when combined with the guidance of a financial advisor who can help you develop a portfolio that matches your individual goals and tolerance for risk, Putnam’s emphasis on innovative thinking, active investing, and risk management can serve shareholders well.

We would like to extend a welcome to new shareholders of the fund and to thank you for investing with Putnam.

Performance summary (as of 6/30/13)

Investment objective

High current income with preservation of capital as its secondary objective

Net asset value June 30, 2013

Class IA: $9.88	Class IB: $9.86

Total return at net asset value
			Barclays
			Government
(as of 6/30/13)	Class IA shares*	Class IB shares*	Bond Index

6 months	–1.49%	–1.58%	–2.04%

1 year	–1.00	–1.19	–1.51

5 years	35.25	33.49	23.83
Annualized	6.23	5.95	4.37

10 years	61.63	57.57	49.08
Annualized	4.92	4.65	4.07

Life	116.54	109.76	108.87
Annualized	5.93	5.68	5.64

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 2000.

Barclays Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Credit quality

P-1	0.7%

Aaa	102.0%

Not rated	–2.7%

Allocations are represented as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch ratings, and then included in the closest equivalent Moody’s rating. Ratings may vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forward contracts, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

Putnam VT American Government Income Fund 1

Report from your fund’s manager

What was the bond market environment like during the six months ended June 30, 2013?

Spread sectors, meaning sectors that trade at a yield premium to U.S. Treasuries, generally performed well during the first four months of the period. Credit-sensitive fixed-income securities benefited from a more favorable economic backdrop and the tailwind of increased global liquidity resulting from accommodative monetary policy in the United States and overseas. In May, however, the market backdrop became less hospitable, as concern about higher interest rates weighed on investor sentiment, leading investors to take profits. The debate that began in May about when the Federal Reserve would begin tapering its bond-buying program intensified in June, when Chairman Ben Bernanke announced that the central bank could begin scaling back its stimulus program later in 2013, and end it by mid 2014, sooner than investors expected. Within this changed market environment, bond yields rose and prices fell across most market sectors. Investment-grade bonds suffered negative returns, with longer-maturity sectors posting the worst losses. Short-duration, floating-rate bank-loan securities and high-yield bonds posted modest gains. Within government bonds, intermediate-maturity Treasuries, agency bonds, and agency mortgage-backed securities outpaced the broad market, but lagged the bank-loan and high-yield categories.

What triggered the change in the Fed’s policy stance regarding quantitative easing?

U.S. economic data, including employment, has been slowly improving, while inflation has continued to hover below the Fed’s target of two-and-a-half percent. The central bank hasn’t taken direct action yet, but it is letting investors know that if these encouraging trends continue, it may ease up on its $85 billion of monthly bond purchases. In his announcement, Chairman Bernanke made the analogy to driving a car: “Any slowing in the pace of purchases will be akin to letting up a bit on the gas pedal as the car picks up speed, not to beginning to apply the brakes.” So, the Fed was trying to convey the message that when it does begin to reduce its bond purchases, it will do so gradually. At the same time, the Fed reiterated that it would keep its target for short-term interest rates near zero until the jobless rate falls much further, even after its bond purchases end.

Which strategies bolstered the fund’s performance during the past six months?

Our prepayment strategy, which was implemented primarily with collateralized mortgage obligations [CMOs], helped relative performance, despite negative returns in April and May. During those two months, with interest rates still at extremely low levels, CMOs underperformed due to fears of an accelerating pace of mortgage refinancing. Increased refinancing activity tends to hurt the performance of CMOs because the mortgages underlying the securities are paid off more rapidly. When rates rose from early May into June, investors were encouraged that higher rates may slow the pace of refinancing and mortgage prepayment speeds.

As a result, CMOs — particularly those of the interest-only [IO] variety — rebounded nicely in June.

Our term-structure strategies — interest-rate and yield-curve positioning — proved moderately beneficial. We maintained a short duration during most of the period, meaning we limited the fund’s interest-rate risk, which worked well as rates rose.

How did you use derivatives during the period?

We used total return swaps as a hedging tool and to help manage the fund’s sector exposure. We also utilized bond futures and interest-rate swaps — which allow two parties to exchange one stream of future interest payments for another, based on a specified principal amount — to take tactical positions at various points along the yield curve. Lastly, we employed “swaptions” — which give us the option to enter into a swap contract — along with interest-rate swaps to hedge the interest-rate and prepayment risks associated with our CMO and mortgage pass-through holdings.

What is your near-term outlook?

Investors have adjusted their expectations about when the Fed may begin to wind down quantitative easing. Consequently, while rates rose significantly during the period’s final months, we think it’s unlikely that they are going to move substantially higher until the central bank gets closer to actually ending its stimulus program. In order to tactically position the fund to potentially benefit from any near-term pullback in rates, we lengthened the portfolio’s duration in June.

Where are you finding the most compelling investment opportunities?

In terms of the yield curve, we think the better opportunities exist among intermediate-maturity securities, as opposed to short-term bonds, which remain anchored by Fed policy. Against the backdrop of a U.S. economic recovery that, in our view, is likely to continue at a moderate pace, we added back IO CMOs, seeking to capitalize on their improved relative value.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade

2 Putnam VT American Government Income Fund

bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions and factors related to a specific issuer or industry. You can lose money by investing in the fund.

Your fund’s manager

Portfolio Manager Michael V. Salm is Co-Head of Fixed Income at Putnam. He joined Putnam in 1997 and has been in the investment industry since 1989.

Your fund’s manager may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

A word about derivatives

Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement an investment strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge risk associated with a particular position. Derivatives may not appreciate in value, and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. Because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam may enter into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

Putnam VT American Government Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2013, to June 30, 2013. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/13		for the 6 months ended 6/30/13

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$3.05	$4.28	$3.11	$4.36

Ending value
(after expenses)	$985.10	$984.20	$1,021.72	$1,020.48

Annualized
expense ratio	0.62%	0.87%	0.62%	0.87%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/13. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

4 Putnam VT American Government Income Fund

The fund’s portfolio 6/30/13 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (61.7%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.3%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from April 15, 2028
to July 20, 2036	$149,699	$170,155
6s, with due dates from April 15, 2028
to November 20, 2038	425,482	469,063
5 1/2s, April 20, 2038	665,538	731,442

		1,370,660
U.S. Government Agency Mortgage Obligations (60.4%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030
to July 1, 2031	58,891	68,864
7s, with due dates from November 1, 2026 to
May 1, 2032	472,133	547,080
6s, May 1, 2040	746,720	809,724
5 1/2s, December 1, 2033	50,009	54,220

Federal National Mortgage Association
Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030
to November 1, 2030	33,604	39,218
7s, with due dates from December 1, 2028
to December 1, 2035	753,120	858,412
6 1/2s, September 1, 2036	25,806	28,791
6s, January 1, 2038	708,429	770,333
5s, February 1, 2039	81,663	87,925
4 1/2s, April 1, 2041	142,394	150,887
4s, with due dates from June 1, 2042
to November 1, 2042	16,202,256	16,790,222
4s, TBA, July 1, 2043	11,000,000	11,463,203
3 1/2s, with due dates from February 1, 2043
to May 1, 2043	6,966,231	7,041,984
3 1/2s, TBA, July 1, 2043	7,000,000	7,109,375
3s, TBA, July 1, 2043	16,000,000	15,645,000

		61,465,238
Total U.S. government and agency mortgage
obligations (cost $64,929,848)		$62,835,898

U.S. TREASURY OBLIGATIONS (29.2%)*	Principal amount	Value

U.S. Treasury Bonds
6 1/4s, August 15, 2023	$990,000	$1,328,377
4 1/2s, August 15, 2039 # ##	7,201,000	8,608,600

U.S. Treasury Notes
0 5/8s, May 31, 2017	8,927,000	8,785,214
0 1/4s, August 31, 2014	11,010,000	11,014,774
0 1/4s, May 31, 2014	3,000	3,002

Total U.S. treasury obligations (cost $29,893,528)		$29,739,967

MORTGAGE-BACKED SECURITIES (26.2%)*	Principal amount	Value

Agency collateralized mortgage obligations (26.2%)
Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 25.019s, 2037	$81,621	$120,018
IFB Ser. 2979, Class AS, 23.568s, 2034	35,122	46,331
IFB Ser. 3072, Class SM, 23.091s, 2035	98,697	144,034
IFB Ser. 3072, Class SB, 22.944s, 2035	80,445	116,906
IFB Ser. 3065, Class DC, 19.283s, 2035	394,298	583,147
IFB Ser. 2990, Class LB, 16.454s, 2034	107,912	142,510
IFB Ser. 3940, Class PS, IO, 6.458s, 2040	1,134,341	172,873
IFB Ser. 4105, Class HS, IO, 6.408s, 2042	778,541	184,919

MORTGAGE-BACKED SECURITIES (26.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corp. cont.
IFB Ser. 3803, Class SP, IO, 6.408s, 2038	$1,061,053	$106,105
IFB Ser. 3232, Class KS, IO, 6.108s, 2036	628,016	63,587
IFB Ser. 4136, Class ES, 6.058s, 2042	770,736	147,218
IFB Ser. 4112, Class SC, IO, 5.958s, 2042	2,069,098	346,576
IFB Ser. 4105, Class LS, IO, 5.958s, 2041	330,342	64,007
IFB Ser. 4012, Class SM, IO, 5.758s, 2042	573,545	95,535
IFB Ser. 3852, Class SG, 4.838s, 2041	742,588	700,788
Ser. 304, Class C27, IO, 4 1/2s, 2042	1,614,422	280,135
Ser. 4122, Class TI, IO, 4 1/2s, 2042	947,499	144,209
Ser. 4125, Class HI, IO, 4 1/2s, 2042	1,107,521	166,416
Ser. 4018, Class DI, IO, 4 1/2s, 2041	1,385,102	215,605
Ser. 3747, Class HI, IO, 4 1/2s, 2037	95,278	10,142
Ser. 4116, Class MI, IO, 4s, 2042	1,774,033	295,667
Ser. 4019, Class JI, IO, 4s, 2041	1,503,539	231,545
Ser. 304, IO, 3 1/2s, 2027	1,581,628	182,631
Ser. 304, Class C37, IO, 3 1/2s, 2027	1,159,083	136,795
Ser. 4141, Class PI, IO, 3s, 2042	916,420	131,048
Ser. 4158, Class TI, IO, 3s, 2042	2,347,228	327,157
Ser. 4165, Class TI, IO, 3s, 2042	2,570,189	357,513
Ser. 4171, Class NI, IO, 3s, 2042	1,443,947	194,211
Ser. 4183, Class MI, IO, 3s, 2042	755,491	103,502
Ser. 4172, Class PI, IO, 3s, 2040	1,217,607	140,025
Ser. 3835, Class FO, PO, zero %, 2041	1,990,524	1,623,750
Ser. 3391, PO, zero %, 2037	25,790	21,882
Ser. 3300, PO, zero %, 2037	15,213	14,225
FRB Ser. 3326, Class WF, zero %, 2035	3,607	3,499

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.742s, 2036	87,033	166,542
IFB Ser. 06-8, Class HP, 23.859s, 2036	101,561	165,566
IFB Ser. 05-45, Class DA, 23.712s, 2035	151,883	233,511
IFB Ser. 07-53, Class SP, 23.492s, 2037	118,793	174,641
IFB Ser. 08-24, Class SP, 22.576s, 2038	561,367	842,060
IFB Ser. 05-122, Class SE, 22.425s, 2035	156,903	226,038
IFB Ser. 05-75, Class GS, 19.671s, 2035	115,623	158,561
IFB Ser. 05-106, Class JC, 19.526s, 2035	114,326	172,353
IFB Ser. 05-83, Class QP, 16.892s, 2034	49,176	64,915
IFB Ser. 11-4, Class CS, 12.514s, 2040	317,628	378,105
IFB Ser. 12-96, Class PS, IO, 6.507s, 2041	821,847	149,338
Ser. 13-9, Class BA, 6 1/2s, 2042	274,200	275,314
IFB Ser. 12-88, Class SB, IO, 6.477s, 2042	1,977,492	303,248
IFB Ser. 12-3, Class SD, IO, 6.317s, 2042	991,018	185,410
IFB Ser. 11-27, Class AS, IO, 6.287s, 2041	726,010	126,732
IFB Ser. 12-132, Class SB, IO, 6.007s, 2042	1,579,570	221,187
IFB Ser. 13-19, Class DS, IO, 6.007s, 2041	1,337,640	265,699
Ser. 06-10, Class GC, 6s, 2034	735,778	758,771
Ser. 409, Class 82, IO, 4 1/2s, 2040	866,987	149,013
Ser. 12-129, Class TI, IO, 4 1/2s, 2040	574,655	87,922
Ser. 12-96, Class PI, IO, 4s, 2041	1,488,918	232,748
Ser. 409, Class C16, IO, 4s, 2040	1,204,692	200,934
Ser. 417, Class C19, IO, 3 1/2s, 2033	1,317,320	197,348
Ser. 13-55, Class IK, IO, 3s, 2043	768,078	113,576
Ser. 13-6, Class BI, IO, 3s, 2042	1,692,720	197,540
Ser. 13-35, Class IP, IO, 3s, 2042	935,570	116,654
Ser. 13-55, Class PI, IO, 3s, 2042	1,441,721	189,687
Ser. 13-53, Class JI, IO, 3s, 2041	954,152	140,737
Ser. 13-23, Class PI, IO, 3s, 2041	1,118,776	128,212
Ser. 13-30, Class IP, IO, 3s, 2041	1,585,217	186,834
Ser. 13-23, Class LI, 3s, 2041	891,307	102,269
FRB Ser. 03-W8, Class 3F2, 0.543s, 2042	8,822	8,615
FRB Ser. 07-95, Class A3, 0.443s, 2036	1,868,618	1,695,771

Putnam VT American Government Income Fund 5

MORTGAGE-BACKED SECURITIES (26.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association cont.
Ser. 08-53, Class DO, PO, zero %, 2038	$126,468	$103,153
Ser. 07-44, Class CO, PO, zero %, 2037	47,861	41,144
Ser. 1988-12, Class B, zero %, 2018	1,376	1,321

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.681s, 2041	707,849	1,060,096
IFB Ser. 10-158, Class SD, 14.425s, 2040	209,000	263,394
IFB Ser. 11-70, Class WS, 9.317s, 2040	360,000	364,248
IFB Ser. 11-72, Class SE, 7.151s, 2041	1,341,000	1,340,952
IFB Ser. 11-81, Class SB, IO, 6.513s, 2036	1,297,783	214,368
IFB Ser. 11-61, Class CS, IO, 6.488s, 2035	415,520	55,056
IFB Ser. 11-51, Class DS, IO, 6.458s, 2041	726,713	120,815
IFB Ser. 12-149, Class LS, IO, 6.058s, 2042	475,431	74,138
IFB Ser. 10-20, Class SE, IO, 6.058s, 2040	1,766,455	273,801
IFB Ser. 10-26, Class QS, IO, 6.058s, 2040	2,230,198	404,324
IFB Ser. 10-20, Class SC, IO, 5.958s, 2040	1,808,532	297,359
IFB Ser. 10-115, Class TS, IO, 5.908s, 2038	1,364,911	189,381
IFB Ser. 11-128, Class TS, IO, 5.858s, 2041	456,195	93,429
IFB Ser. 10-120, Class SA, IO, 5.858s, 2040	1,344,310	221,811
IFB Ser. 10-61, Class SJ, IO, 5.858s, 2040	657,913	93,614
IFB Ser. 11-70, Class SN, IO, 5.708s, 2041	259,000	63,906
IFB Ser. 10-31, Class SA, IO, 5.558s, 2040	717,311	108,867
Ser. 13-3, Class IT, IO, 5s, 2043	764,813	140,056
Ser. 13-6, Class BI, IO, 5s, 2043	375,040	70,324
Ser. 13-6, Class OI, IO, 5s, 2043	614,485	115,892
Ser. 10-35, Class UI, IO, 5s, 2040	1,487,580	277,757
Ser. 13-24, Class IK, IO, 4 1/2s, 2043	906,898	174,941
Ser. 12-129, Class IO, IO, 4 1/2s, 2042	1,168,087	242,834
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	968,311	165,872
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	1,764,517	336,946
Ser. 11-81, Class PI, IO, 4 1/2s, 2037	850,666	71,915
Ser. 13-38, Class LI, IO, 4s, 2043	937,587	190,658
Ser. 12-56, Class IB, IO, 4s, 2042	1,632,583	293,165
Ser. 12-47, Class CI, IO, 4s, 2042	725,978	127,613
Ser. 10-116, Class QI, IO, 4s, 2034	1,029,970	87,198
Ser. 13-79, Class PI, IO, 3 1/2s, 2043	1,133,481	174,567
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	820,503	128,786
Ser. 13-27, Class PI, IO, 3 1/2s, 2042	727,100	116,627
Ser. 13-18, Class GI, IO, 3 1/2s, 2041	842,520	144,408
Ser. 12-48, Class KI, IO, 3 1/2s, 2039	854,779	146,851
Ser. 11-70, PO, zero %, 2041	2,419,591	1,907,001
Ser. 10-151, Class KO, PO, zero %, 2037	130,640	113,296
Ser. 06-36, Class OD, PO, zero %, 2036	6,200	5,804
		26,648,050

Total mortgage-backed securities (cost $25,854,379)		$26,648,050

SHORT-TERM INVESTMENTS (18.3%)*	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.06% L	15,773,650	$15,773,650

SSgA Prime Money Market Fund 0.03% P	2,130,000	2,130,000

U.S. Treasury Bills with an effective yield
of 0.10%, April 3, 2014	$216,000	215,818

U.S. Treasury Bills with an effective yield
of 0.16%, July 25, 2013 # ## §	500,000	499,947

Total short-term investments (cost $18,619,423)		$18,619,415

Total investments (cost $139,297,178)		$137,843,330

Key to holding’s abbreviations

FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2013 through June 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $101,874,184.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

At the close of the reporting period, the fund maintained liquid assets totaling $45,129,849 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS
OUTSTANDING
at 6/30/13	Number of		Expiration	Unrealized
(Unaudited)	contracts	Value	date	depreciation

U.S. Treasury Bond 30 yr
(Long)	8	$1,086,750	Sep-13	$(1,578)

U.S. Treasury Note 2 yr
(Long)	43	9,460,000	Sep-13	(12,175)

U.S. Treasury Note 5 yr
(Long)	86	10,410,031	Sep-13	(120,429)

U.S. Treasury Note 10 yr
(Long)	28	3,543,750	Sep-13	(12,991)

Total				$(147,173)

TBA SALE COMMITMENTS OUTSTANDING
at 6/30/13 (proceeds received	Principal	Settlement
$16,343,672) (Unaudited)	amount	date	Value

Federal National Mortgage Association,
3 1/2s, July 1, 2043	$4,000,000	7/15/13	$4,062,500

Federal National Mortgage Association, 3s,
July 1, 2043	12,000,000	7/15/13	11,733,750

Total			$15,796,250

6 Putnam VT American Government Income Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)
	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
$10,875,000 E	$(148,043)	9/18/23	2.20%	3 month	$428,658
				USD-LIBOR-BBA

9,626,400 E	193,664	9/18/23	3 month USD-LIBOR-BBA	2.20%	(316,825)

Barclays Bank PLC
11,967,000 E	(4,585)	9/18/18	3 month USD-LIBOR-BBA	1.15%	(320,633)

5,698,000 E	11,510	9/18/15	3 month USD-LIBOR-BBA	0.45%	(4,729)

71,672,000 E	18,710	9/18/15	0.45%	3 month	222,975
				USD-LIBOR-BBA

4,070,000 E	13,172	9/18/23	3 month USD-LIBOR-BBA	2.20%	(202,659)

1,514,000 E	(4,609)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(102,095)

Citibank, N.A.
1,237,000 E	(13,220)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(92,870)

7,633,000 E	1,225	9/18/15	0.45%	3 month	22,979
				USD-LIBOR-BBA

369,000 E	538	9/18/18	1.15%	3 month	10,283
				USD-LIBOR-BBA

3,802,000 E	(9,705)	9/18/23	3 month USD-LIBOR-BBA	2.20%	(211,325)

Credit Suisse International
919,000 E	194	6/19/15	0.40%	3 month	2,022
				USD-LIBOR-BBA

11,289,000 E	5,350	9/18/18	1.15%	3 month	303,493
				USD-LIBOR-BBA

11,234,000 E	943	9/18/15	3 month USD-LIBOR-BBA	0.45%	(31,074)

6,999,100 E	55,733	9/18/23	3 month USD-LIBOR-BBA	2.20%	(315,430)

1,345,500 E	(6,553)	9/18/23	2.20%	3 month	64,799
				USD-LIBOR-BBA

1,092,000 E	(1,827)	9/18/15	0.45%	3 month	1,285
				USD-LIBOR-BBA

1,135,000 E	8,362	9/18/43	3.15%	3 month	81,445
				USD-LIBOR-BBA

Deutsche Bank AG
3,254,000 E	(319)	9/18/15	3 month USD-LIBOR-BBA	0.45%	(9,593)

960,000 E	(693)	9/18/18	3 month USD-LIBOR-BBA	1.15%	(26,046)

4,428,000 E	2,069	9/18/23	3 month USD-LIBOR-BBA	2.20%	(232,748)

68,000 E	237	9/18/43	3.15%	3 month	4,616
				USD-LIBOR-BBA

Goldman Sachs International
177,000 E	(341)	9/18/18	1.15%	3 month	4,333
				USD-LIBOR-BBA

613,000 E	2,951	9/18/43	3 month USD-LIBOR-BBA	3.15%	(36,520)

3,075,500 E	(13,948)	9/18/23	2.20%	3 month	149,146
				USD-LIBOR-BBA

711,000 E	(20,889)	9/18/43	3.15%	3 month	24,892
				USD-LIBOR-BBA

10,510,000 E	959	9/18/15	3 month USD-LIBOR-BBA	0.45%	(28,994)

1,565,000 E	18,201	9/18/18	3 month USD-LIBOR-BBA	1.15%	(23,131)

10,824,700 E	119,156	9/18/23	3 month USD-LIBOR-BBA	2.20%	(454,878)

Putnam VT American Government Income Fund 7

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.
	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A.
$7,128,000 E	$(17,166)	9/18/18	1.15%	3 month	$171,084
				USD-LIBOR-BBA

31,730,100 E	(327,614)	9/18/23	2.20%	3 month	1,355,032
				USD-LIBOR-BBA

3,716,700 E	81,477	9/18/23	3 month USD-LIBOR-BBA	2.20%	(115,620)

10,088,000 E	2,436	9/18/15	3 month USD-LIBOR-BBA	0.45%	(26,315)

Royal Bank of Scotland PLC (The)
334,000 E	(4,425)	6/19/23	2.00%	3 month	16,357
				USD-LIBOR-BBA

Total					$311,914

E Extended effective date.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)
	Upfront				Unrealized
	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$1,829,100 E	$(30,169)	9/18/23	2.20%	3 month	$66,828
				USD-LIBOR-BBA

3,994,300 E	113,658	9/18/23	3 month USD-LIBOR-BBA	2.20%	(98,160)

1,722,300	(2,391)	6/21/23	3 month USD-LIBOR-BBA	2.3625%	(52,629)

6,889,300	17,477	7/2/23	3 month USD-LIBOR-BBA	2.58%	(55,343)

272,000 E	1,359	9/18/15	3 month USD-LIBOR-BBA	0.45%	584

522,000 E	(1,969)	9/18/15	0.45%	3 month	(480)
				USD-LIBOR-BBA

7,021,000 E	377,673	9/18/23	3 month USD-LIBOR-BBA	2.20%	5,349

433,000 E	(25,776)	9/18/23	2.20%	3 month	(2,814)
				USD-LIBOR-BBA

2,615,000 E	6,970	9/18/15	3 month USD-LIBOR-BBA	0.45%	(483)

5,340,400 E	167,668	9/18/23	3 month USD-LIBOR-BBA	2.20%	(115,534)

2,931,500 E	(157,393)	9/18/23	2.20%	3 month	(1,935)
				USD-LIBOR-BBA

1,291,000 E	(5,263)	9/18/15	0.45%	3 month	(1,584)
				USD-LIBOR-BBA

3,580,000 E	(92,558)	9/18/23	2.20%	3 month	97,290
				USD-LIBOR-BBA

5,104,000 E	6,058	9/18/15	3 month USD-LIBOR-BBA	0.45%	(8,489)

Total					$(167,400)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Bank of America N.A.
$453,377	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$9,095
				30 year Fannie Mae pools

338,166	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	6,784
				30 year Fannie Mae pools

2,392,911	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(61,725)
				30 year Fannie Mae pools

283,081	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	7,302
				30 year Fannie Mae pools

8 Putnam VT American Government Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC
$656,632	$—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	$(2,282)
				30 year Fannie Mae pools

601,696	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(3,337)
				30 year Fannie Mae pools

391,114	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	6,685
				30 year Fannie Mae pools

1,486,031	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(5,163)
				30 year Fannie Mae pools

1,084,060	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,217
				30 year Fannie Mae pools

940,148	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	908
				30 year Fannie Mae pools

361,251	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(7,982)
				30 year Fannie Mae pools

3,883,358	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(13,493)
				30 year Fannie Mae pools

4,106,317	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	3,966
				30 year Fannie Mae pools

557,620	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	538
				30 year Fannie Mae pools

110,306	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	(1,089)
				30 year Fannie Mae pools

5,185,870	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	5,008
				30 year Fannie Mae pools

1,664,917	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	42,947
				30 year Fannie Mae pools

350,945	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	5,329
				30 year Fannie Mae pools

3,324,831	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(11,552)
				30 year Fannie Mae pools

3,094,236	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,988
				30 year Fannie Mae pools

918,688	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	(9,068)
				30 year Fannie Mae pools

28,795	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	332
				30 year Fannie Mae pools

158,008	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(549)
				30 year Fannie Mae pools

167,286	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	162
				30 year Fannie Mae pools

870,483	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	17,463
				30 year Fannie Mae pools

182,785	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	319
				30 year Ginnie Mae II pools

1,403,264	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(4,876)
				30 year Fannie Mae pools

1,316,393	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	26,409
				30 year Fannie Mae pools

114,133	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	128
				30 year Fannie Mae pools

488,182	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(2,707)
				30 year Fannie Mae pools

1,765,984	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,705
				30 year Fannie Mae pools

27,837	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	31
				30 year Fannie Mae pools

89,874	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	101
				30 year Fannie Mae pools

Putnam VT American Government Income Fund 9

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$65,219	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	$73
				30 year Fannie Mae pools

104,431	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00%	72
				30 year Fannie Mae pools

107,365	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(373)
				30 year Fannie Mae pools

3,368,239	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(11,703)
				30 year Fannie Mae pools

3,628,290	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00%	2,518
				30 year Fannie Mae pools

2,405,865	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50%	8,359
				30 year Fannie Mae pools

2,591,569	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00%	(1,799)
				30 year Fannie Mae pools

1,298,164	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(33,486)
				30 year Fannie Mae pools

199,910	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(5,157)
				30 year Fannie Mae pools

293,895	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(5,896)
				30 year Fannie Mae pools

527,504	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(3,204)
				30 year Fannie Mae pools

263,827	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(1,603)
				30 year Fannie Mae pools

263,827	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(1,603)
				30 year Fannie Mae pools

283,081	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	7,302
				30 year Fannie Mae pools

529,310	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(3,215)
				30 year Fannie Mae pools

1,374,972	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(8,352)
				30 year Fannie Mae pools

529,310	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(3,215)
				30 year Fannie Mae pools

146,143	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(508)
				30 year Fannie Mae pools

216,554	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	4,344
				30 year Fannie Mae pools

556,320	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(11,161)
				30 year Fannie Mae pools

242,498	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	6,255
				30 year Fannie Mae pools

405,150	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	4,676
				30 year Fannie Mae pools

701,401	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(14,071)
				30 year Fannie Mae pools

1,056,964	(2,395)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(8,815)
				30 year Fannie Mae pools

601,068	282	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(337)
				30 year Fannie Mae pools

Citibank, N.A.
169,517	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	164
				30 year Fannie Mae pools

66,425	—	1/12/41	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50%	(796)
				30 year Fannie Mae pools

10 Putnam VT American Government Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Credit Suisse International
$210,153	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$4,216
				30 year Fannie Mae pools

915,821	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	18,373
				30 year Fannie Mae pools

338,166	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	6,784
				30 year Fannie Mae pools

360,568	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(7,234)
				30 year Fannie Mae pools

218,448	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	5,635
				30 year Fannie Mae pools

283,081	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	7,302
				30 year Fannie Mae pools

216,021	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	4,334
				30 year Fannie Mae pools

242,498	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	6,255
				30 year Fannie Mae pools

1,168,645	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(23,445)
				30 year Fannie Mae pools

1,363,331	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(27,351)
				30 year Fannie Mae pools

469,965	16,596	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	5,173
				30 year Fannie Mae pools

733,404	14,783	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	1,281
				30 year Fannie Mae pools

Goldman Sachs International
230,646	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	2,662
				30 year Fannie Mae pools

808,563	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	9,332
				30 year Fannie Mae pools

623,786	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	7,200
				30 year Fannie Mae pools

229,005	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	3,478
				30 year Fannie Mae pools

2,116,670	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	32,143
				30 year Fannie Mae pools

497,648	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	9,984
				30 year Fannie Mae pools

783,530	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	9,043
				30 year Fannie Mae pools

474,179	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	9,513
				30 year Fannie Mae pools

473,472	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	12,213
				30 year Fannie Mae pools

970,614	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	16,589
				30 year Fannie Mae pools

970,614	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	16,589
				30 year Fannie Mae pools

882,218	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	17,699
				30 year Fannie Mae pools

457,644	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	9,181
				30 year Fannie Mae pools

1,455,988	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	37,557
				30 year Fannie Mae pools

207,426	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	5,351
				30 year Fannie Mae pools

384,100	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(8,486)
				30 year Fannie Mae pools

Putnam VT American Government Income Fund 11

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
$420,840	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$8,443
				30 year Fannie Mae pools

1,157,425	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(4,022)
				30 year Fannie Mae pools

434,812	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(1,511)
				30 year Fannie Mae pools

605,391	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	12,145
				30 year Fannie Mae pools

1,581,245	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	40,788
				30 year Fannie Mae pools

639,813	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	16,504
				30 year Fannie Mae pools

214,954	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	4,312
				30 year Fannie Mae pools

154,943	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	2,353
				30 year Fannie Mae pools

417,260	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	6,336
				30 year Fannie Mae pools

211,220	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	4,237
				30 year Fannie Mae pools

47,750	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	551
				30 year Fannie Mae pools

527,082	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	13,596
				30 year Fannie Mae pools

1,872,831	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	41,379
				30 year Fannie Mae pools

438,642	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	6,661
				30 year Fannie Mae pools

262,008	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	3,979
				30 year Fannie Mae pools

877,130	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	13,320
				30 year Fannie Mae pools

184,922	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	2,134
				30 year Fannie Mae pools

579,789	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	11,631
				30 year Fannie Mae pools

809,144	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	16,233
				30 year Fannie Mae pools

419,949	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(9,279)
				30 year Fannie Mae pools

549,386	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	11,022
				30 year Fannie Mae pools

1,157,978	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	23,231
				30 year Fannie Mae pools

261,892	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	5,254
				30 year Fannie Mae pools

1,585,437	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(5,509)
				30 year Fannie Mae pools

106,062	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	1,224
				30 year Fannie Mae pools

330,165	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	6,624
				30 year Fannie Mae pools

189,697	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	2,189
				30 year Fannie Mae pools

58,747	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(204)
				30 year Fannie Mae pools

156,706	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(544)
				30 year Fannie Mae pools

12 Putnam VT American Government Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
$184,198	$—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	$2,126
				30 year Fannie Mae pools

368,252	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	4,250
				30 year Fannie Mae pools

249,456	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	2,879
				30 year Fannie Mae pools

132,976	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	1,535
				30 year Fannie Mae pools

886,120	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	10,227
				30 year Fannie Mae pools

648,597	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	11,086
				30 year Fannie Mae pools

633,661	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(12,712)
				30 year Fannie Mae pools

718,346	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	12,278
				30 year Fannie Mae pools

1,980,457	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(39,731)
				30 year Fannie Mae pools

1,235,318	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(24,782)
				30 year Fannie Mae pools

423,507	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(8,496)
				30 year Fannie Mae pools

423,507	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(8,496)
				30 year Fannie Mae pools

354,227	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(9,137)
				30 year Fannie Mae pools

66,425	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	796
				30 year Fannie Mae pools

1,517,285	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	(17,512)
				30 year Fannie Mae pools

1,485,899	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	22,564
				30 year Fannie Mae pools

766,583	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	13,102
				30 year Fannie Mae pools

283,081	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	7,302
				30 year Fannie Mae pools

485,496	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	12,523
				30 year Fannie Mae pools

1,010,073	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(26,055)
				30 year Fannie Mae pools

172,354	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(4,446)
				30 year Fannie Mae pools

317,364	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(6,367)
				30 year Fannie Mae pools

317,364	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(6,367)
				30 year Fannie Mae pools

722,984	22,480	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	5,087
				30 year Fannie Mae pools

JPMorgan Chase Bank N.A.
993,539	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	25,628
				30 year Fannie Mae pools

633,661	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	12,716
				30 year Fannie Mae pools

Total					$338,509

Putnam VT American Government Income Fund 13

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows: Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Mortgage-backed securities	$—	$26,648,050	$—

U.S. Government and agency mortgage obligations	—	62,835,898	—

U.S. Treasury obligations	—	29,739,967	—

Short-term investments	17,903,650	715,765	—

Totals by level	$17,903,650	$119,939,680	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(147,173)	$—	$—

TBA sale commitments	—	(15,796,250)	—

Interest rate swap contracts	—	(193,780)	—

Total return swap contracts	—	286,763	—

Totals by level	$(147,173)	$(15,703,267)	$—

The accompanying notes are an integral part of these financial statements.

14 Putnam VT American Government Income Fund

Statement of assets and liabilities
6/30/13 (Unaudited)

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $123,523,528)	$122,069,680

Affiliated issuers (identified cost $15,773,650) (Notes 1 and 6)	15,773,650

Cash	12,031

Interest and other receivables	347,251

Receivable for investments sold	737,523

Receivable for sales of delayed delivery securities (Note 1)	16,363,116

Receivable for variation margin (Note 1)	6,342

Unrealized appreciation on OTC swap contracts (Note 1)	3,692,711

Premium paid on OTC swap contracts (Note 1)	576,332

Total assets	159,578,636

Liabilities

Payable for investments purchased	199,487

Payable for purchases of delayed delivery securities (Note 1)	35,301,477

Payable for shares of the fund repurchased	95,753

Payable for compensation of Manager (Note 2)	33,828

Payable for custodian fees (Note 2)	20,222

Payable for investor servicing fees (Note 2)	8,564

Payable for Trustee compensation and expenses (Note 2)	64,927

Payable for administrative services (Note 2)	182

Payable for distribution fees (Note 2)	7,785

Payable for variation margin (Note 1)	383,858

Unrealized depreciation on OTC swap contracts (Note 1)	3,042,288

Premium received on OTC swap contracts (Note 1)	591,028

TBA sale commitments, at value (proceeds receivable $16,343,672) (Note 1)	15,796,250

Collateral on certain derivative contracts, at value (Note 1)	2,130,000

Other accrued expenses	28,803

Total liabilities	57,704,452

Net assets	$101,874,184

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$114,353,969

Undistributed net investment income (Note 1)	732,144

Accumulated net realized loss on investments (Note 1)	(12,641,353)

Net unrealized depreciation of investments	(570,576)

Total — Representing net assets applicable to capital shares outstanding	$101,874,184

Computation of net asset value Class IA

Net assets	$64,200,317

Number of shares outstanding	6,499,871

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$9.88

Computation of net asset value Class IB

Net assets	$37,673,867

Number of shares outstanding	3,822,113

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$9.86

The accompanying notes are an integral part of these financial statements.

Putnam VT American Government Income Fund 15

Statement of operations
Six months ended 6/30/13 (Unaudited)

Investment income

Interest (including interest income of $7,747 from investments in affiliated issuers) (Note 6)	$1,379,272

Total investment income	1,379,272

Expenses

Compensation of Manager (Note 2)	216,092

Investor servicing fees (Note 2)	54,286

Custodian fees (Note 2)	25,060

Trustee compensation and expenses (Note 2)	4,634

Distribution fees (Note 2)	49,043

Administrative services (Note 2)	1,228

Other	31,409

Total expenses	381,752

Expense reduction (Note 2)	(5)

Net expenses	381,747

Net investment income	997,525

Net realized loss on investments (Notes 1 and 3)	(326,695)

Net realized gain on swap contracts (Note 1)	643,517

Net realized loss on futures contracts (Note 1)	(109,613)

Net realized gain on written options (Notes 1 and 3)	114,103

Net unrealized depreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during the period	(2,977,006)

Net loss on investments	(2,655,694)

Net decrease in net assets resulting from operations	$(1,658,169)

Statement of changes in net assets

	Six months ended	Year ended
	6/30/13*	12/31/12

Decrease in net assets

Operations:

Net investment income	$997,525	$2,611,622

Net realized gain (loss) on investments	321,312	(14,850,514)

Net unrealized appreciation (depreciation) of investments	(2,977,006)	14,815,596

Net increase (decrease) in net assets resulting from operations	(1,658,169)	2,576,704

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(1,099,708)	(2,213,534)

Class IB	(518,928)	(1,160,598)

Net realized short-term gain on investments

Class IA	—	(10,140,287)

Class IB	—	(5,913,521)

From net realized long-term gain on investments

Class IA	—	(731,075)

Class IB	—	(426,342)

Decrease from capital share transactions (Note 4)	(9,972,333)	(4,698,434)

Total decrease in net assets	(13,249,138)	(22,707,087)

Net assets:

Beginning of period	115,123,322	137,830,409

End of period (including undistributed net investment income of $732,144 and $1,353,255, respectively)	$101,874,184	$115,123,322

* Unaudited.

The accompanying notes are an integral part of these financial statements.

16 Putnam VT American Government Income Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

6/30/13†	$10.19	.10	(.25)	(.15)	(.16)	—	(.16)	—	$9.88	(1.49)*	$64,200	.31*	.96*	231*

12/31/12	11.91	.23	(.01)	.22	(.33)	(1.61)	(1.94)	—	10.19	2.16	73,670.64		2.18	456

12/31/11	12.68	.36	.45	.81	(.51)	(1.07)	(1.58)	—[f,g]	11.91	7.09	85,901.61		2.97	361

12/31/10	13.07	.64	.02	.66	(1.05)	—	(1.05)	—	12.68	5.35	92,478	.60[h]	4.97	204

12/31/09	11.27	.60	1.73	2.33	(.53)	—	(.53)	—	13.07	21.35	98,591	.64[i,j]	4.99[i]	242

12/31/08	11.73	.54	(.46)	.08	(.54)	—	(.54)	—[f,k]	11.27	.54	89,863	.62[i]	4.68[i]	128

Class IB

6/30/13†	$10.15	.08	(.24)	(.16)	(.13)	—	(.13)	—	$9.86	(1.58)*	$37,674	.43*	.84*	231*

12/31/12	11.87	.20	(.02)	.18	(.29)	(1.61)	(1.90)	—	10.15	1.85	41,454.89		1.94	456

12/31/11	12.64	.32	.45	.77	(.47)	(1.07)	(1.54)	—[f,g]	11.87	6.79	51,930.86		2.72	361

12/31/10	13.02	.61	.03	.64	(1.02)	—	(1.02)	—	12.64	5.16	53,473	.85[h]	4.75	204

12/31/09	11.23	.57	1.72	2.29	(.50)	—	(.50)	—	13.02	21.00	59,784	.89[i,j]	4.74[i]	242

12/31/08	11.69	.52	(.47)	.05	(.51)	—	(.51)	—[f,k]	11.23	.30	57,434	.87[i]	4.49[i]	128

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes TBA purchase and sale transactions.

f Amount represents less than $0.01 per share.

g Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

h Excludes the impact of a current period reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.02% of average net assets for the period ended December 31, 2010.

i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.20%

12/31/08	0.21

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.04% of average net assets for the period ended December 31, 2009.

k Reflects a non-recurring reimbursement from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

Putnam VT American Government Income Fund 17

Notes to financial statements 6/30/13 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2013 through June 30, 2013.

Putnam VT American Government Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek high current income with preservation of capital as its secondary objective. The fund invests mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury Bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds), and that have short- to long-term maturities.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity and to isolate prepayment risk.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

18 Putnam VT American Government Income Fund

Futures contracts The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average number of contracts, see Note 5.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of assets and liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of mark to market margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearing-house guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount see Note 5.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,110,397 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $1,458,286.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers

Putnam VT American Government Income Fund 19

securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2012, the fund had a capital loss carryover of $12,897,653 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$12,897,653	$—	$12,897,653	*

*Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $139,316,022, resulting in gross unrealized appreciation and depreciation of $2,481,278 and $3,953,970, respectively, or net unrealized depreciation of $1,472,692.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 41.0% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2014, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective June 21, 2013, Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL. Prior to June 21, 2013, the annual rate that Putnam Management paid for these services was 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$34,504
Class IB	19,782

Total	$54,286

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $5 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $80, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

20 Putnam VT American Government Income Fund

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$49,043

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of U.S. government securities and agency obligations other than short-term investments and TBA transactions aggregated $199,080,958 and $184,235,245, respectively.

Written option transactions during the reporting period are summarized as follows:

	Written swap option		Written option
	contract amounts	Written swap option premiums	number of contracts	Written option premiums

Written options outstanding at the
beginning of the reporting period	$6,932,000	$133,441	—	$—

Options opened	255,511,200	8,569	8,000,007	20,221

Options exercised	(23,568,600)	(84,859)	—	—

Options expired	—	—	(8,000,007)	(20,221)

Options closed	(238,874,600)	(57,151)	—	—

Written options outstanding at the
end of the reporting period	$—	$—	—	$—

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/13		Year ended 12/31/12		Six months ended 6/30/13		Year ended 12/31/12

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	88,649	$896,878	462,262	$4,858,784	162,499	$1,639,504	572,856	$5,953,558

Shares issued in connection with
reinvestment of distributions	108,882	1,099,708	1,313,745	13,084,896	51,430	518,928	754,574	7,500,461

	197,531	1,996,586	1,776,007	17,943,680	213,929	2,158,432	1,327,430	13,454,019

Shares repurchased	(926,138)	(9,353,765)	(1,758,658)	(18,791,202)	(474,111)	(4,773,586)	(1,620,120)	(17,304,931)

Net increase (decrease)	(728,607)	$(7,357,179)	17,349	$(847,522)	(260,182)	$(2,615,154)	(292,690)	$(3,850,912)

Note 5 — Summary of derivative activity

The average volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows:

Purchased option contracts (number of contracts)	—*

Purchased swap option contracts (contract amount)	$70,000,000

Written option contracts (number of contracts)	—*

Written swap option contracts (contract amount)	$41,800,000

Futures contracts (number of contracts)	200

OTC interest rate swap contracts (notional)	$244,200,000

Centrally cleared interest rate swap contracts (notional)	$18,900,000

OTC total return swap contracts (notional)	$102,200,000

* For the reporting period, the transaction volume was minimal.

Putnam VT American Government Income Fund 21

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Interest rate contracts	Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	$4,657,793*	Unrealized depreciation	$4,711,983*

Total		$4,657,793		$4,711,983

* Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as
hedging instruments under ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$(141,161)	$(109,613)	$643,517	$392,743

Total	$(141,161)	$(109,613)	$643,517	$392,743

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as
hedging instruments under ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$277,258	$(145,751)	$368,347	$499,854

Total	$277,258	$(145,751)	$368,347	$499,854

Note 6 — Transactions with affiliated issuer

Transactions during the reporting period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:

	Market value at the beginning				Market value at the end of
Name of affiliate	of the reporting period	Purchase cost	Sale proceeds	Investment income	the reporting period

Putnam Money Market Liquidity Fund*	$14,138,443	$5,616,693	$3,981,486	$7,747	$15,773,650

* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

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Note 8 — Offsetting of financial and derivative assets and liabilities

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	Total

Assets:

OTC Interest rate swap contracts*#	$576,701	$204,265	$—	$31,499	$447,518	$4,379	$213,549	$1,870,896	$—	$20,782	$3,369,589

Centrally cleared interest rate
swap contracts***	—	—	5,858	—	—	—	—	—	—	—	5,858

OTC Total return swap contracts*#	23,181	149,835	—	164	52,899	—	553,348	38,344	—	—	817,771

Futures contracts***	—	—	—	—	—	—	—	—	484	—	484

Total Assets	$599,882	$354,100	$5,858	$31,663	$500,417	$4,379	$766,897	$1,909,240	$484	$20,782	$4,193,702

Liabilities:

OTC Interest rate swap contracts*#	510,489	645,604	—	281,270	403,180	269,444	684,790	225,848	—	—	3,020,625

Centrally cleared interest rate
swap contracts***	—	—	383,858	—	—	—	—	—	—	—	383,858

OTC Total return swap contracts*#	61,725	174,483	—	796	82,955	—	211,049	—	—	—	531,008

Total Liabilities	$572,214	$820,087	$383,858	$282,066	$486,135	$269,444	$895,839	$225,848	$—	$—	$3,935,491

Total Financial and Derivative Net Assets	$27,668	$(465,987)	$(378,000)	$(250,403)	$14,282	$(265,065)	$(128,942)	$1,683,392	$484	$20,782	$258,211

Total collateral received (pledged)## †	$27,668	$(465,987)	$—	$(161,502)	$—	$(260,000)	$(128,942)	$1,683,392	$—	$—	$694,629

Net amount	$—	$—	$(378,000)	$(88,901)	$14,282	$(5,065)	$—	$—	$484	$20,782	$(436,418)

* Excludes premiums. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

# Covered by master netting agreement.

*** Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

## Any over-collateralization of total financial and derivative net assets is not shown.

† Additional collateral may be required from certain brokers based on individual agreements.

24 Putnam VT American Government Income Fund	Putnam VT American Government Income Fund 25

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board of Trustees, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2013, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for the Putnam funds and the Independent Trustees.

In May 2013, the Contract Committee met in executive session to discuss and consider its preliminary recommendations with respect to the continuance of the contracts. At the Trustees’ June 20, 2013 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its final recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2013, subject to certain changes in the sub-management contract noted below. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services to the fund, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the current fee arrangements in the management contracts for the Putnam funds were implemented at the beginning of 2010 following extensive review and discussion by the Trustees, as well as approval by shareholders.

As noted above, the Trustees considered certain administrative revisions to your fund’s sub-management contract. Putnam Management recommended that the sub-management contract be revised to reduce the sub-management fee that Putnam Management pays to PIL from 40 basis points to 25 basis points with respect to the portion of the portfolios of certain funds, including your fund, that may be allocated to PIL from time to time. These revisions had no effect on the management fees paid by your fund to Putnam Management. The Independent Trustees’ approval of this recommendation was based on their conclusion that these changes would have no practical effect on Putnam Management’s continued responsibility for the management of these funds or the costs borne by fund shareholders and would not result in any reduction in the nature and quality of services provided to the funds.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to shareholders.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees

26 Putnam VT American Government Income Fund

concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet competitive standards, the Trustees and Putnam Management have implemented certain expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 32 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses). These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations did not apply. Putnam Management’s support for these expense limitations, including its agreement to reduce the expense limitation applicable to the open-end funds’ investor servicing fees and expenses as noted above, was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the 1st quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the 5th quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2012 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2012 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2012 was a year of strong competitive performance for many of the Putnam funds, with only a relatively small number of exceptions. They noted that this strong performance was exemplified by the fact that the Putnam funds were recognized by Barron’s as the best performing mutual fund complex for 2012 — the second time in four years that Putnam Management has achieved this distinction for the Putnam funds. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2012 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

For purposes of evaluating investment performance, the Trustees generally focus on competitive industry rankings for the one-year, three-year, and five-year periods. For a number of Putnam funds with relatively unique investment mandates, the Trustees evaluated performance based on comparisons of their absolute gross returns with the returns of selected investment benchmarks or targeted

Putnam VT American Government Income Fund 27

annualized returns. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. peer group (Lipper VP (Underlying Funds) — General U.S. Government Funds) for the one-year, three-year and five-year periods ended December 31, 2012 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

3rd	3rd	1st

Over the one-year, three-year and five-year periods ended December 31, 2012, there were 51, 45 and 43 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used primarily to acquire brokerage and research services that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services.

28 Putnam VT American Government Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Charles B. Curtis
Putnam Investments Limited		Robert J. Darretta
57–59 St James’s Street	Custodian	Katinka Domotorffy
London, England SW1A 1LD	State Street Bank and Trust Company	John A. Hill
Paul L. Joskow
Marketing Services	Legal Counsel	Kenneth R. Leibler
Putnam Retail Management	Ropes & Gray LLP	Robert E. Patterson
One Post Office Square		George Putnam, III
Boston, MA 02109		Robert L. Reynolds
W. Thomas Stephens

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT American Government Income Fund 29

This report has been prepared for the shareholders	H500
of Putnam VT American Government Income Fund.	282492 8/13

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 29, 2013

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 29, 2013